Production costs	12 Months Ended
Dec. 31, 2021
Expenses by nature [abstract]
Production costs
31. Production costs

	December 31, 2021	December 31, 2020

Labour	$126,527	$116,653
Fuel	18,892	16,464
Reagents	42,473	53,399
Electricity	22,214	17,904
Mining contractors	46,403	38,240
Operating and maintenance supplies and services	77,033	78,062
Site general and administrative costs	53,358	46,588
Royalties, production taxes and selling expenses	62,848	77,873
	$449,748	$445,183